                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ] Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                      Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C., general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Reid S. Walker                          Dallas, Texas         May 14, 2008
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         96
Form 13F Information Table Value Total:   $640,906
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

           Column 1:              Column 2:    Column 3:  Column 4:       Column 5:      Column 6  Column 7:       Column 8:
        --------------         --------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                         Fair Market Shares or                                  Voting Authority
                                   Title of      CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
        Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
        --------------         --------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ALLIANCE IMAGING INC               COM NEW     018606202        7153   831,706 SH          SOLE        -       831,706      0    0
ALLION HEALTHCARE INC                COM       019615103         336    81,300 SH          SOLE        -        81,300      0    0
ALTRA HOLDINGS INC                   COM       02208R106       10938   813,215 SH          SOLE        -       813,215      0    0
AMERICAN APPAREL INC                 COM       023850100        2433   257,500 SH          SOLE        -       257,500      0    0
AMERICAN EAGLE OUTFITTERS NE         COM       02553E109        2627   150,000 SH          SOLE        -       150,000      0    0
ARTHROCARE CORP                      COM       043136100        8135   243,940 SH          SOLE        -       243,940      0    0
BE AEROSPACE INC                     COM       073302101        4718   135,000 SH          SOLE        -       135,000      0    0
BEAR STERNS COS INC                  COM       073902108         247    23,500 SH          SOLE        -        23,500      0    0
BEAR STERNS COS INC                  COM       073902108         494    47,100 SH  PUT     SOLE        -        47,100      0    0
BECKMAN COULTER INC                  COM       075811109       23031   356,800 SH          SOLE        -       356,800      0    0
BECKMAN COULTER INC                  COM       075811109        4435    68,700 SH  CALL    SOLE        -        68,700      0    0
BORLAND SOFTWARE CORP                COM       099849101        3397 1,681,522 SH          SOLE        -     1,681,522      0    0
BRINKS CO                            COM       109696104       38362   571,032 SH          SOLE        -       571,032      0    0
BRINKS CO                            COM       109696104        8673   129,100 SH  PUT     SOLE        -       129,100      0    0
CALIPER LIFE SCIENCES INC      W EXP 08/10/201 130872112          77    77,284 SH          SOLE        -        77,284      0    0
CAPSTEAD MTG CORP                 COM NO PAR   14067E506        2850   250,000 SH          SOLE        -       250,000      0    0
CEC ENTERTAINMENT INC                COM       125137109       37319 1,292,200 SH          SOLE        -     1,292,200      0    0
CKE RESTAURANTS INC                  COM       12561E105       21384 1,905,898 SH          SOLE        -     1,905,898      0    0
CHARLES RIV LABS INTL INC            COM       159864107       16963   287,800 SH          SOLE        -       287,800      0    0
CLEVELAND CLIFFS INC                 COM       185896107        1797    15,000 SH          SOLE        -        15,000      0    0
COMBINATORX INC                      COM       20010A103         654   190,191 SH          SOLE        -       190,191      0    0
CONNS INC                            COM       208242107        1158    70,987 SH          SOLE        -        70,987      0    0
CONTANGO OIL & GAS COMPANY         COM NEW     21075N204        3598    55,684 SH          SOLE        -        55,684      0    0
CORGI INTERNATIONAL LIMITED      SPON ADR NEW  21872Q202         351   222,232 SH          SOLE        -       222,232      0    0
CROWN HOLDINGS INC                   COM       228368106       19975   793,900 SH          SOLE        -       793,900      0    0
CYPRESS SEMICONDUCTOR CORP           COM       232806109        3834   162,400 SH          SOLE        -       162,400      0    0
DSW INC                              CL A      23334L102       15563 1,201,739 SH          SOLE        -     1,201,739      0    0
DEAN FOODS CO NEW                    COM       242370104       19339   962,600 SH          SOLE        -       962,600      0    0
DIAMOND OFFSHORE DRILLING INC        COM       25271C102        2619    22,500 SH          SOLE        -        22,500      0    0
DREW INDS INC                      COM NEW     26168L205        1314    53,703 SH          SOLE        -        53,703      0    0

EAST WEST BANCORP INC                COM       27579R104         893    50,320 SH          SOLE        -        50,320      0    0
ENCORE BANCSHARES INC                COM       29255V201        1468    85,100 SH          SOLE        -        85,100      0    0
ENSCO INTL INC                       COM       26874Q100        5160    82,400 SH          SOLE        -        82,400      0    0
EXTREME NETWORKS INC                 COM       30226D106        3716 1,198,861 SH          SOLE        -     1,198,861      0    0
FIDELITY NAT INFORMATION SV          COM       31620M106        1335    35,000 SH          SOLE        -        35,000      0    0
FIRST ACCEPTANCE CORP                COM       318457108        3235 1,134,918 SH          SOLE        -     1,134,918      0    0
FUEL TECH INC                        COM       359523107         987    48,159 SH          SOLE        -        48,159      0    0
GEO GROUP INC                        COM       36159R103        3555   125,000 SH          SOLE        -       125,000      0    0
GARTNER INC                          COM       366651107         967    50,000 SH          SOLE        -        50,000      0    0
GENTIVA HEALTH SERVICES INC          COM       37247A102       33651 1,546,483 SH          SOLE        -     1,546,483      0    0
GTX INC DEL                          COM       40052B108        6480   403,000 SH          SOLE        -       403,000      0    0
HFF INC                              CL A      40418F108        5567 1,111,100 SH          SOLE        -     1,111,100      0    0
HANSEN NAT CORP                      COM       411310105        6149   174,200 SH          SOLE        -       174,200      0    0
HAYNES INTERNATIONAL INC           COM NEW     420877201       23348   425,441 SH          SOLE        -       425,441      0    0
HECLA MINING CO                      COM       422704106        4464   400,000 SH          SOLE        -       400,000      0    0
HELIX ENERGY SOLUTIONS GRP INC       COM       42330P107       17555   557,300 SH          SOLE        -       557,300      0    0
HIGHLAND CR STRATEGIES FD            COM       43005Q107        3284   252,253 SH          SOLE                252,253      0    0
HOLLY CORP                      COM PAR $0.01  435758305       44846 1,033,084 SH          SOLE        -     1,033,084      0    0
HOLLY CORP                      COM PAR $0.01  435758305        3729    85,900 SH  PUT     SOLE        -        85,900      0    0
HOLLY CORP                      COM PAR $0.01  435758305        6724   154,900 SH  CALL    SOLE        -       154,900      0    0
ICAGEN INC                           COM       45104P104         227   139,940 SH          SOLE        -       139,940      0    0
ICO GLOBAL COMM HLDGS LTD DE         CL A      44930K108        1010   327,000 SH          SOLE        -       327,000      0    0
INFINERA CORPORATION                 COM       45667G103         755    62,900 SH          SOLE        -        62,900      0    0
INVESCO LTD                          SHS       G491BT108        4628   190,000 SH          SOLE        -       190,000      0    0
INSULET CORP                         COM       45784P101         867    60,200 SH          SOLE        -        60,200      0    0
I2 TECHNOLOGIES INC                COM NEW     465754208        1061    94,200 SH          SOLE        -        94,200      0    0
KINTERA INC                          COM       49720P506          46    80,000 SH          SOLE        -        80,000      0    0
LAWSON SOFTWARE INC NEW              COM       52078P102        4555   604,900 SH          SOLE        -       604,900      0    0
LEHMAN BROS HLDGS INC                COM       524908100        4667   124,000 SH          SOLE        -       124,000      0    0
LEXICON PHARMACEUTICALS INC          COM       528872104         943   467,000 SH          SOLE        -       467,000      0    0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999 53015Y206       10400 1,000,000 SH          SOLE        -     1,000,000      0    0
LULULEMON ATHLETICA INC              COM       550021109        1891    66,500 SH          SOLE        -        66,500      0    0
MASTERCARD INC                       CL A      57636Q104        3345    15,000 SH          SOLE        -        15,000      0    0
MEDCATH CORP                         COM       58404W109        4297   236,100 SH          SOLE        -       236,100      0    0
MERRILL LYNCH & CO INC               COM       590188108        2037    50,000 SH  CALL    SOLE        -        50,000      0    0
MYLAN INC                            COM       628530107        8436   727,200 SH          SOLE        -       727,200      0    0
NATIONAL OILWELL VARCO INC           COM       637071101        3030    51,900 SH          SOLE        -        51,900      0    0
NETSUITE INC                         COM       64118Q107        1516    70,400 SH          SOLE        -        70,400      0    0
PMA CAP CORP                         CL A      693419202         939   110,000 SH          SOLE        -       110,000      0    0
PARALLEL PETE CORP DEL               COM       699157103       20956 1,070,839 SH          SOLE        -     1,070,839      0    0

PENWEST PHARMACEUTICALS CO           COM       709754105        3619 1,392,020 SH          SOLE        -     1,392,020      0    0
PIONEER NAT RES CO                   COM       723787107        4431    90,200 SH          SOLE        -        90,200      0    0
RENT A CTR INC NEW                   COM       76009N100        3120   170,000 SH          SOLE        -       170,000      0    0
RETAIL VENTURES INC                  COM       76128Y102        5196 1,071,311 SH          SOLE        -     1,071,311      0    0
RIGHTNOW TECHNOLOGIES INC            COM       76657R106        1308   109,936 SH          SOLE        -       109,936      0    0
SBA COMMUNICATIONS CORP              COM       78388J106        7010   235,000 SH          SOLE        -       235,000      0    0
SEMTECH CORP                         COM       816850101        2562   178,800 SH          SOLE        -       178,800      0    0
SKYWEST INC                          COM       830879102        7267   344,100 SH          SOLE        -       344,100      0    0
SLM CORP                             COM       78442P106        1319    85,900 SH  CALL    SOLE        -        85,900      0    0
SOLERA HOLDINGS INC                  COM       83421A104        3654   150,000 SH          SOLE        -       150,000      0    0
SPORT SUPPLY GROUP INC DEL           COM       84916A104         295    24,700 SH          SOLE        -        24,700      0    0
STAGE STORES INC                   COM NEW     85254C305        3601   222,300 SH          SOLE        -       222,300      0    0
SUPERIOR ENERGY SVCS INC             COM       868157108       10499   265,000 SH          SOLE        -       265,000      0    0
TEKELEC INC                          COM       879101103       10693   858,900 SH          SOLE        -       858,900      0    0
TENNECO INC                          COM       880349105        3493   125,000 SH          SOLE        -       125,000      0    0
TERADATA CORP DEL                    COM       88076W103        8628   391,100 SH          SOLE        -       391,100      0    0
TEXAS CAPITAL BANCSHARES INC         COM       88224Q107        3207   190,000 SH          SOLE        -       190,000      0    0
TIBCO SOFTWARE INC                   COM       88632Q103        2033   284,700 SH          SOLE        -       284,700      0    0
TITANIUM METALS CORP               COM NEW     888339207       12617   838,322 SH          SOLE        -       838,322      0    0
TITANIUM METALS CORP               COM NEW     888339207        1938   128,800 SH  CALL    SOLE        -       128,800      0    0
TRI VALLEY CORP                      COM       895735108         119    19,800 SH          SOLE        -        19,800      0    0
TRINITY INDS INC                     COM       896522109       17970   674,305 SH          SOLE        -       674,305      0    0
TUPPERWARE BRANDS CORP               COM       899896104        2901    75,000 SH          SOLE        -        75,000      0    0
VERISIGN INC                         COM       92343E102        4820   145,000 SH          SOLE        -       145,000      0    0
WESTSIDE ENERGY CORP                 COM       96149R100        1843   658,100 SH          SOLE        -       658,100      0    0
WORLD HEART CORP                COM PAR $0.001 980905301         270   272,020 SH          SOLE        -       272,020      0    0